OTHER NON-FINANCIAL LIABILITIES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Jan. 02, 2020	Sep. 26, 2019	Dec. 31, 2018
OTHER NON-FINANCIAL LIABILITIES [Abstract]
Delta Air Lines Inc. compensation				$ 350,000,000
Cease to receive	$ 150,000
Quarterly installments payments		$ 200,000,000	$ 25,000,000
Sale Receivable		194,068,000
Accounts and Financing Receivable, after Allowance for Credit Loss		5,932,000
Deferred income		1,511,991,000			$ 1,299,304,000
Compensation deferred income		4,435
Commercial accounts payable		$ 30,340,000